Basis of Presentation and Going Concern (Details) - USD ($)		1 Months Ended	6 Months Ended
	Apr. 16, 2025	Feb. 28, 2022	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Basis of Presentation and Going Concern [Line Items]
Inflation rate		100.00%
Net losses			$ (19,278,511)	$ (21,868,930)
Accumulated losses			(158,765,689)		$ (139,487,178)
Cash			5,009,402
2029 Convertible Notes [Member]
Basis of Presentation and Going Concern [Line Items]
Percentag of convertible notes	12.50%
Aggregate principal amount	$ 23,000,000
Amount Subscribed [Member] | 2029 Convertible Notes [Member]
Basis of Presentation and Going Concern [Line Items]
Aggregate principal amount			4,000,000
Amount Unsubscribed [Member] | 2029 Convertible Notes [Member]
Basis of Presentation and Going Concern [Line Items]
Aggregate principal amount			19,000,000
Remaining amount			$ 19,000,000